BUSINESS COMBINATIONS - Outstanding Balances Of Financial Liabilities Related To Acquisitions (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Other financial liabilities - current	[1]	$ 8,937	$ 9,347
Other financial liabilities - current		8,937	9,335
Other financial liabilities - non current		1,617	3,418
Clarice
Disclosure of financial liabilities [line items]
Other financial liabilities - current		1,580	3,127
Other financial liabilities - non current		0	1,527
Subscription agreement
Disclosure of financial liabilities [line items]
Other financial liabilities - current		0	400
Other financial liabilities - non current		0	0
Ratio
Disclosure of financial liabilities [line items]
Other financial liabilities - current		903	1,992
Other financial liabilities - non current		0	851
PointSource
Disclosure of financial liabilities [line items]
Other financial liabilities - current		1,086	746
Other financial liabilities - non current		0	1,040
Small Footprint
Disclosure of financial liabilities [line items]
Other financial liabilities - current		0	3,070
Other financial liabilities - non current		0	0
Avanxo
Disclosure of financial liabilities [line items]
Other financial liabilities - current		1,147	0
Other financial liabilities - non current		1,102	0
Belatrix
Disclosure of financial liabilities [line items]
Other financial liabilities - current		4,221	0
Other financial liabilities - non current		0	0
BI Live
Disclosure of financial liabilities [line items]
Other financial liabilities - current		0	0
Other financial liabilities - non current		$ 515	$ 0

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).